PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
PROVISIONS
Schedule of provisions

	Balances as	Additions					Balances
	of					Decreases	as of
	December 31,	Capital	Interest	Reclassifica-tions		(iii)	December 31,
	2020	(i)	(ii)				2021
Current
Provisions	2,441	5,892	—	2,418		(8,605)	2,146
Total current provisions	2,441	5,892	—	2,418		(8,605)	2,146
Non-Current
Provisions	6,762	2,004	1,435	(2,418)		(1,673)	6,110
Asset retirement obligations	4,501	604	200	—		(1,841)	3,464
Total non-current provisions	11,263	2,608	1,635	(2,418)		(3,514)	9,574

Total provisions	13,704	8,500	1,635	—	(iv)	(12,119)	11,720
(i)	7,986 charged to Other operating expenses and 604 to Right of use assets.
(ii)	Charged to finance costs, net - Other interests, net and other investments results.
(iii)	Includes RECPAM.
(iv)	Includes ($8,116) of provisions payments.

	Balances	Additions					Balances
	as of					Decreases	as of
	December	Capital	Interest	Reclassifica-tions		(vii)	December
	31, 2019	(v)	(vi)				31, 2020
Current
Provisions	2,448	3,470	—	1,093		(4,570)	2,441
Total current provisions	2,448	3,470	—	1,093		(4,570)	2,441

Non- Current
Provisions	8,211	1,074	1,014	(1,093)		(2,444)	6,762
Asset retirement obligations	1,300	3,413	368	—		(580)	4,501
Total non-current provisions	9,511	4,487	1,382	(1,093)		(3,024)	11,263

Total provisions	11,959	7,957	1,382	—	(viii)	(7,594)	13,704

(v)    $4,533 charged to Other operating expenses, $3,413 charged to Rights of use assets and $11 charged to Other comprehensive income.

(vi)   Charged to finance costs, net - Other interests, net and other investments results.

(vii)   Includes RECPAM.

(viii)  Includes ($4,549) of provisions payments.